Share-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Share Based Compensation Abstract
Share-Based Compensation

Note 6. Share Based Compensation

Share-based compensation expense

For all share-based awards granted to employees and directors following the Separation, including stock options, restricted stock units (“RSUs”), performance based restricted stock and performance share units (“PSUs”), the Company recognizes compensation expense based on estimated grant date fair values. The Company estimates the fair value of share-based awards based on assumptions as of the grant date. The Company recognizes compensation costs for RSUs expected to vest, on a straight-line basis over the requisite service period of the award, which is generally the vesting term of three years. Compensation expense for performance based restricted stock awards granted in 2016, which vest on a graded basis, is recognized utilizing a graded vesting schedule. Compensation expense for performance based restricted stock awards and PSUs granted in 2017, which cliff vest, is recognized on a straight-line basis over the performance period of the award. Compensation expense for stock options is recognized on a straight-line basis over the requisite service period of the award, which is generally the vesting term of four years. The Company estimates the number of awards expected to vest based, in part, on historical forfeiture rates and also based on management’s expectations of employee turnover within the specific employee groups receiving each type of award. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods, if actual forfeitures differ from those estimates.

The stock options, RSUs, performance based restricted stock and PSUs granted during the three months ended March 31, 2017 are subject to forfeiture upon termination of employment prior to vesting, subject in some cases to early vesting upon specified events, including death or permanent disability of the grantee or a change in control of the Company. In addition, upon a change in control of the Company, the performance based restricted stock and PSU awards will be measured at target performance and will remain subject to time based vesting until the end of the performance period; provided that the award will vest in full if, within three months prior to or two years after the date of the change in control of the Company, the grantee’s employment is terminated without cause by the Company or for good reason by the grantee.

In periods prior to the Separation, share-based compensation expense includes expense attributable to the Company based on the award terms previously granted to the Company’s employees and an allocation of compensation expense for RRD’s corporate and shared functional employees. As those share-based compensation plans are RRD’s plans, the amounts have been recognized through net parent company investment on the combined balance sheets.

Total compensation expense was $1.1 million and $0.3 million for the three months ended March 31, 2017 and 2016, respectively.

During the three months ended March 31, 2017, the Company adopted Accounting Standards Update 2016-09 “Compensation–Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting” (“ASU 2016-09)”, which identifies areas of simplification for several aspects of accounting for share-based payment transactions. The adoption of ASU 2016-09 represents a change in accounting principle. The Company has adopted all applicable aspects of this guidance on a prospective basis.

ASU 2016-09 requires all excess tax benefits and tax deficiencies to be recognized as discrete items within income tax expense or benefit in the income statement in the reporting period in which they occur. As a result of this change, excess tax benefits and tax deficiencies are now excluded from the calculation of assumed proceeds when using the treasury stock method in calculating diluted earnings per share. ASU 2016-09 also requires excess tax benefits to be presented as an operating activity on the statement of cash flows rather than as a financing activity.

ASU 2016-09 allows an employer with a statutory income tax withholding obligation to withhold shares with a fair value up to the amount of tax owed using the maximum statutory tax rate in the employee’s applicable jurisdiction(s). ASU 2016-09 requires companies to apply this guidance to outstanding liability awards at the date of adoption using a modified retrospective transition method, with a cumulative-effect adjustment to retained earnings. The Company does not have any outstanding share-based awards classified as liabilities. As such, no adjustment is required. ASU 2016-09 requires cash paid by an employer to taxing authorities when directly withholding shares for tax withholding purposes to be classified as a financing activity on the statement of cash flows. The change in classification is to be applied retrospectively. However, an adjustment to prior periods is not required because the Company did not have such tax withholding obligations during the prior periods.

ASU 2016-09 requires a company to make an accounting policy election to account for forfeitures of share-based payments by either estimating the number of awards expected to vest or recognizing forfeitures when they occur. In accordance with ASU 2016-09, the Company has made an accounting policy election to estimate forfeitures and recognize compensation expense based on the number of awards expected to vest.

Stock Options

The Company granted 169,800 options, with a grant date fair market value of $7.77, during the three months ended March 31, 2017. There were no options granted during the three months ended March 31, 2016. The fair market value of each stock option award was estimated using the Black-Scholes-Merton option pricing model and the Company used the following methods to determine its underlying assumptions:

•	Expected volatility was estimated based on a weighted-average of historical volatilities for certain of the Company’s competitors

•	The risk-free interest rate was based on the U.S Treasury yield curve in effect on the date of grant

•	The expected term of options granted was based on the simplified method of using the mid-point between the vesting term and the original contractual term

•	The expected dividend yield was based on the Company’s current dividend rate

The assumptions used to determine the fair market value of the stock options granted during the three months ended March 31, 2017 were as follows:

2017
Expected volatility	30.73%
Risk-free interest rate	2.18%
Expected life (years)	6.25
Expected dividend yield	0.00%

Stock option awards outstanding as of December 31, 2016 and March 31, 2017, and changes during the three months ended March 31, 2017, were as follows:

	Shares Under Option (thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (millions)
Outstanding at December 31, 2016	299	$21.48	3.5	$1.4
Granted	170	22.35	9.9

Outstanding at March 31, 2017	469	21.80	5.6	0.9

Vested and expected to vest at March 31, 2017	458	21.78	5.5	0.9
Exercisable at March 31, 2017	119	$11.95	1.9	0.9

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the difference between the Company’s closing stock price on March 31, 2017 and December 31, 2016, respectively, and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their in-the-money options on March 31, 2017 and December 31, 2016. This amount will change in future periods based on the fair market value of the Company’s stock and the number of options outstanding. Total intrinsic value of options exercised for the three months ended March 31, 2017 and 2016 was de minimis. Excess tax benefits on stock option exercises, shown as operating cash inflows in the unaudited condensed consolidated and combined cash flows were de minimus for the three months ended March 31, 2017. There were no excess tax benefits on stock option exercises for the three months ended March 31, 2016.

Compensation expense related to stock options for the three months ended March 31, 2017 and March 31, 2016 was de minimis. As of March 31, 2017, $1.3 million of total unrecognized compensation expense related to stock options is expected to be recognized over a weighted average period of 3.9 years.

Restricted Stock Units

Nonvested restricted stock unit awards as of December 31, 2016 and March 31, 2017, and changes during the three months ended March 31, 2017, were as follows:

	Shares (Thousands)	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2016	436	$25.28
Granted	220	22.35
Vested	(86)

Nonvested at March 31, 2017	570	$23.52

Compensation expense related to RSUs was $0.6 million and $0.3 million for the three months ended March 31, 2017 and 2016, respectively. As of March 31, 2017, there was $7.8 million of unrecognized share-based compensation expense related to 0.6 million restricted stock unit awards, with a weighted-average grant date fair value of $23.52, that are expected to vest over a weighted-average period of 2.5 years. The fair value of these awards was determined based on the Company’s stock price on the grant date reduced by the present value of expected dividends through the vesting period.

Restricted Stock

Nonvested restricted stock unit awards as of December 31, 2016 and March 31, 2017, and changes during the three months ended March 31, 2017, were as follows:

	Shares (Thousands)	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2016	156	$24.75
Granted	129	22.35

Nonvested at March 31, 2017	285	$23.66

During the three months ended March 31, 2017, the Company granted 129,400 shares of restricted stock to certain executives, payable upon the achievement of certain performance metrics. The fair value of these awards was determined based on the Company’s stock price on the grant date. The performance period for the restricted stock awarded is January 1, 2017 through December 31, 2019. The total potential payout for awards granted during the three months ended March 31, 2017 range from zero to 129,400 shares, should certain performance targets be achieved. Compensation expense for the restricted stock awards granted in 2017 and 2016 is currently being recognized based on 100% attainment of the targeted performance metrics for each award. Compensation expense for restricted stock awards was $0.5 million for the three months ended March 31, 2017. As of March 31, 2017, there was $5.0 million of unrecognized compensation expense related to restricted stock awards, which is expected to be recognized over a weighted average period of 2.7 years.

Performance Share Units

During the three months ended March 31, 2017, 31,900 performance share units were granted to certain executive officers and senior management, payable upon the achievement of certain established performance targets. The performance period for the shares awarded is January 1, 2017 through December 31, 2019. Distributions under these awards are payable at the end of the performance period in common stock or cash, at the Company’s discretion. The total potential payout for awards granted during the three months ended March 31, 2017 range from zero to 47,850 shares, should certain performance targets be achieved. The fair value of these awards was determined based on the Company’s stock price on the grant date.

Compensation expense for the PSUs granted in 2017 is currently being recognized based on 100% attainment of the targeted performance metrics or 31,900 shares. Compensation expense related to PSUs for the three months ended March 31, 2017 was de minimus. As of March 31, 2017, there was $0.7 million of unrecognized compensation expense related to PSUs, which is expected to be recognized over a weighted average period of 2.9 years.

Note 15. Share-Based Compensation

Donnelley Financial’s Stock and Incentive Programs for Employees and Directors

The Company’s share-based compensation plan under which it may grant future awards, the 2016 Donnelley Financial Solutions, Inc. Performance Incentive Plan (“2016 PIP”), was approved by the Board of Directors to provide incentives to key employees of the Company. Awards under the 2016 PIP may include, cash or stock bonuses, stock options, stock appreciation rights, restricted stock or restricted stock units. In addition, non-employee members of the Board of Directors may receive awards under the 2016 PIP. There were 3.5 million shares of common stock reserved and authorized for issuance under the 2016 PIP. At December 31, 2016, there were 2.6 million shares of common stock authorized and available for grant under the 2016 PIP.

Impact of the Separation from RRD

Prior to the Separation, RRD maintained an incentive stock program for the benefit of its officers, directors and certain employees, including certain Donnelley Financial employees. RRD’s share-based compensation programs in which Donnelley Financial employees participated included RSUs.

In connection with the Separation, as of October 1, 2016, employee stock options and restricted stock units (“RSUs”) were adjusted and converted into new equity awards of Donnelley Financial, RRD and/or LSC using a 10-day volume weighted average share price of Donnelley Financial, RRD and LSC, as described in the Separation and Distribution Agreement. Converted awards retained the same vesting schedule and expiration date of the original awards. In addition, performance-based awards granted under RRD were converted into RSUs of Donnelley Financial, RRD and/or LSC (with satisfaction of performance conditions determined through the Separation Date) and remain subject to time-based vesting for the remainder of the applicable performance period. All equity awards converted upon Separation were authorized for issuance under the 2016 PIP. In periods following the Separation, the Company records share-based compensation expense for its employees’ equity awards that were converted into Donnelley Financial, RRD and/or LSC equity awards.

The rights granted to the recipient of RRD RSU awards generally accrue ratably over the restriction or vesting period, which is generally four years. RRD also granted RSU awards which cliff vest three years from the grant date. RSU awards are subject to forfeiture upon termination of employment prior to vesting, subject in some cases to early vesting upon specified events, including death or permanent disability of the grantee, termination of the grantee’s employment under certain circumstances or a change in control of RRD. The Company records compensation expense of RSU awards based on the fair market value of the awards at the date of grant ratably over the period during which the restrictions lapse. Dividends are not paid on RSUs.

Share-based compensation expense

For all awards issued following the Separation, the Company recognizes compensation expense based on estimated grant date fair values for all share-based awards issued to employees and directors, including restricted stock and restricted stock units. The Company estimates the fair value of share-based awards based on assumptions as of the grant date. The Company recognizes compensation costs for RSUs expected to vest, on a straight-line basis over the requisite service period of the award, which is generally the vesting term of three years. The Company recognizes compensation expense for performance based restricted stock awards utilizing a graded vesting schedule. The Company estimates the number of awards expected to vest based, in part, on historical forfeiture rates and also based on management’s expectations of employee turnover within the specific employee groups receiving each type of award. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods, if actual forfeitures differ from those estimates.

In periods prior to the Separation, share-based compensation expense includes expense attributable to the Company based on the award terms previously granted to the Company’s employees and an allocation of compensation expense for RRD’s corporate and shared functional employees. As those share-based compensation plans are RRD’s plans, the amounts have been recognized through net parent company investment on the consolidated and combined balance sheets.

Total compensation expense was $2.5 million, $1.6 million and $2.1 million for years ended December 31, 2016, 2015 and 2014, respectively. The income tax benefit related to share-based compensation expense was $1.0 million, $0.6 million and $0.8 million for the years ended December 31, 2016, 2015 and 2014, respectively. As of December 31, 2016, $7.2 million of total unrecognized compensation expense related to share-based compensation plans is expected to be recognized over a weighted-average period of 2.5 years.

General Terms of Awards

The Donnelley Financial Compensation Committee of the Board of Directors has discretion to establish the terms and conditions for grants, including the number of shares, vesting and required service or other performance criteria. Generally, awards under the 2016 PIP must have a minimum vesting period of three years. On October 1, 2016, the Company awarded certain employees and members of the Board of Directors restricted stock and RSUs. 50% of each of the awards of restricted stock and RSUs granted in 2016 will vest two years from the grant date and 50% will vest three years from the grant date. Vesting of the restricted stock awards is also subject to performance metrics. Both the restricted stock and RSU awards are subject to forfeiture upon termination of employment prior to vesting, subject in some cases to early vesting upon specified events, including death or permanent disability of the grantee, termination of the grantee’s employment under certain circumstances or a change in control of the Company.

Stock Options

As of December 31, 2016, all outstanding options were 100% vested. There were no options granted during the years ended December 31, 2016, 2015 or 2014.

The following table summarizes activity for Donnelley Financial stock options held by employees of Donnelley Financial, RRD and LSC for the period following the Separation:

	Shares Under Option (thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (millions)
Outstanding at October 1, 2016	3	$22.30	5.4	$—
Vested options converted on October 1, 2016 in connection with the Separation	296	21.47	3.7	1.4

Outstanding at December 31, 2016	299	21.48	3.5	1.4

Exercisable at December 31, 2016	207	$16.35	3.5	$1.4

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the difference between the Company’s closing stock price on October 3, 2016 and December 31, 2016, respectively, and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their in-the-money options on October 3, 2016 and December 31, 2016. This amount will change in future periods based on the fair market value of the Company’s stock and the number of options outstanding. Total intrinsic value of options exercised for the year ended December 31, 2016 was de minimis.

Compensation expense related to stock options for the years ended December 31, 2016, 2015 and 2014 was de minimis.

Restricted Stock Units

On October 1, 2016, under the 2016 PIP the Company awarded 60,748 RSUs to certain employees and 16,620 restricted stock units to members of the Board of Directors, as a pro-rata portion of their annual director equity retainer. The following table summarizes activity for Donnelley Financial RSUs held by employees of Donnelley Financial, RRD and LSC, and members of the Board of Directors for the period following the Separation:

	Shares (Thousands)	Weighted Average Grant Date Fair Value(1)
Nonvested at October 1, 2016	11	$26.66
Awarded	77	24.75
Vested	(20)	25.74
Nonvested RSUs converted on October 1, 2016 in connection with the Separation	368	27.22

Nonvested at December 31, 2016	436	$25.28

(1)	The weighted average grant date fair value has been adjusted for the impact of the Separation.

Compensation expense related to RSUs was $1.9 million, $0.8 million and $1.5 million for the years ended December 31, 2016, 2015 and 2014, respectively. As of December 31, 2016, there was $3.7 million of unrecognized share-based compensation expense related to 0.3 million restricted stock unit awards, with a weighted-average grant date fair value of $25.32, that are expected to vest over a weighted-average period of 2.1 years. The fair value of these awards was determined based on the Company’s stock price on the grant date reduced by the present value of expected dividends through the vesting period.

Restricted Stock

On October 1, 2016, the Company awarded 156,169 shares of restricted stock with a weighted average grant date fair value of $24.75 to certain employees under the 2016 PIP. The fair value of these awards was determined based on the Company’s stock price on the grant date. The performance period for the shares awarded during 2016 is October 1, 2016 to September 30, 2019. Distributions under these awards are payable at the end of the period in common stock.

Compensation expense for the restricted stock awards granted in 2016 is currently being recognized based on 100% attainment of the targeted performance metric. Compensation expense for restricted stock awards was $0.3 million for the year ended December 31, 2016. As of December 31, 2016, there was $3.5 million of unrecognized compensation expense related to restricted stock awards, which is expected to be recognized over a weighted average period of 2.8 years.

Other Incentive Stock Programs

RRD maintained other incentive stock programs for the benefits of its officers and certain employees. Compensation expense related to these other stock programs was $0.3 million, $0.7 million and $0.5 million for the years ended December 31, 2016, 2015 and 2014, respectively.